Warrant Liabilities - Schedule Of Fair Value Of Warrants Outstanding (Details) (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued	106,754,588	48,376,052	17,454,353
Pay to Play warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate Exercise Price		$ 2.5	$ 2.5
Valuation Of Warrant Share		1,127,088
Common Stock Warrants Classified As Equity			336,950
Pay to Play warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Valuation Of Warrant Share			721,086
Pay to Play warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Valuation Of Warrant Share		694,397
Convertible Notes Warrants [Member]
Class of Warrant or Right [Line Items]
Number Of Warrant Share Exercised Value		$ 13	$ 2
Pre Funded Common Stock Warrant [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise Price Of Warrant			$ 68,333
Common Stock, Shares, Issued			7,007,582
Pre Funded Common Stock Warrant [Member] | Common Class A [Member] | April 2024 amendment [Member]
Class of Warrant or Right [Line Items]
warrant shares required to be issued		2,000,000
Pre FundedCommon Stock Warrant Two [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise Price Of Warrant		$ 45,000
warrant shares required to be issued		4,500,000